Derivative instruments and hedging activities	3 Months Ended
Mar. 31, 2015
Derivative instruments and hedging activities [Abstract]
Derivative instruments and hedging activities

Note 8. Derivative instruments and hedging activities:

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company's derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2015	2014	2015	2014
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts,
not designated as hedging instruments	Other current assets	$4,007	$3,753	$46,050	$45,000
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
not designated as hedging instruments	other current liabilities	(2,811)	(2,901)	12,686	18,424
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	(863)	(1,243)	38,794	38,426
		$333	$(391)	$97,530	$101,850

As of March 31, 2015, the Company had foreign exchange forward contracts, not designated as hedging instruments, in effect for the conversion of $46.1 million into €39.4 million and $12.7 million into NIS 46.1 million. These derivatives are primarily used to reduce the impact of foreign currency fluctuations on certain balance sheet exposures. With respect to such derivatives, gain of $4.2 million and a loss of $1.0 million were recognized under financial expense, net for the three-month periods ended March 31, 2015 and 2014, respectively. Such gains partially offset the revaluation losses of the balance sheet items, which are also recorded under financial expense, net.

As of March 31, 2015, the Company had foreign exchange forward contracts in effect for the conversion of $38.8 million designated as a cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts of $0.4 million and $0.1 million for the three-month periods ended March 31, 2015 and 2014, respectively, are included in the Company's accumulated other comprehensive income. These contracts mature through December 31, 2015.